Investment in jointly controlled entities and associates (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of Investments in Jointly Controlled Entities and Associates

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Investment in jointly controlled entities accounted using equity method (refer Note 51(a))	2,862	380	4
Investment in associates accounted using equity method (refer Note 51(b))	—	1	0
	2,862	381	4